OPERATING LEASES AS LESSOR	12 Months Ended
Jun. 30, 2014
Leases [Abstract]
Operating Leases Of Lessor Disclosure [Text Block]
NOTE 24 -	OPERATING LEASES AS LESSOR

On April 3, 2013, Beijing Hollysys entered into an operating lease agreement to lease out one of its buildings located in Beijing. The lease term is 10 years from September 1, 2013 to August 31, 2023. The minimum lease payments to be received in the next five years consist of the following:

Year ended June 30,	Minimum lease payments

2015	1,490,150
2016	1,534,855
2017	1,580,900
2018	1,628,327
2019	1,612,940

Total minimum lease payments to be received in the next five years	$7,847,172

The minimum lease payment receivable after five years is $7,610,684.